As filed with the Securities and Exchange Commission on April 11, 2014

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 353	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 355	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue

35th Floor

New York, NY 10167

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

245 Park Avenue

35th Floor

New York, NY 10167

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Ryan Louvar
Bingham McCutchen LLP	WisdomTree Asset Management, Inc.
2020 K Street NW	245 Park Avenue, 35th Floor
Washington, DC 20006	New York, NY 10167

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b).
☒	On May 13, 2014 pursuant to paragraph (b)(1)(iii).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 353 to the Registration Statement on Form N-1A for WisdomTree Trust is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until May 13, 2014, the effectiveness of Post-Effective Amendment No. 156 (“PEA No. 156”), which was filed with the Commission via EDGAR Accession No. 0001193125-13-115074 on March 19, 2013, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 156 by means of this filing, Parts A, B and C of PEA No. 156 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the WisdomTree Brazil Bond Fund is incorporated herein by reference to Part A of PEA No. 156.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the WisdomTree Brazil Bond Fund is incorporated herein by reference to Part B of PEA No. 156.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 156.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 353 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 11th day of April, 2014.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 353 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg* Jonathan Steinberg	President (Principal Executive Officer) and Trustee	April 11, 2014

/s/ David Castano* David Castano	Treasurer (Principal Financial and Accounting Officer)	April 11, 2014

/s/ David Chrencik* David Chrencik	Trustee	April 11, 2014

/s/ Joel Goldberg* Joel Goldberg	Trustee	April 11, 2014

/s/ Toni Massaro* Toni Massaro	Trustee	April 11, 2014

/s/ Melinda Raso Kirstein* Melinda Raso Kirstein	Trustee	April 11, 2014

/s/ Victor Ugolyn* Victor Ugolyn	Trustee	April 11, 2014

*By:	/s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)